Segment Information	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information

NOTE 16 — SEGMENT INFORMATION

The Company’s management views each of its casino resorts as an operating segment.  Operating segments are aggregated based on their similar economic characteristics, types of customers, types of services and products provided, the regulatory environments in which they operate, and their management and reporting structure.  The Company’s principal operating activities occur in two geographic regions: the United States and Macau S.A.R.  The Company has aggregated its operations into two reportable segments based on the similar characteristics of the operating segments within the regions in which they operate: wholly owned domestic resorts and MGM China. The Company’s operations related to investments in unconsolidated affiliates, MGM Hospitality, and certain other corporate and management operations have not been identified as separate reportable segments; therefore, these operations are included in corporate and other in the following segment disclosures to reconcile to consolidated results.

The Company’s management utilizes Adjusted Property EBITDA as the primary profit measure for its reportable segments. Adjusted Property EBITDA is a measure defined as Adjusted EBITDA before corporate expense and stock compensation expense related to the Omnibus Plan, which are not allocated to the reportable segments or each operating segment, as applicable. MGM China recognizes stock compensation expense related to the MGM China Plan which is included in the calculation of Adjusted EBITDA for MGM China. Adjusted EBITDA is a measure defined as earnings before interest and other non-operating income (expense), taxes, depreciation and amortization, preopening and start-up expenses, property transactions, net.

The following tables present the Company’s segment information:

	Year Ended December 31,
	2015	2014	2013

	(In thousands)
Net Revenues
Wholly owned domestic resorts	$6,497,361	$6,342,084	$6,052,644
MGM China	2,214,767	3,282,329	3,316,928
Reportable segment net revenues	8,712,128	9,624,413	9,369,572
Corporate and other	477,940	457,571	440,091
	$9,190,068	$10,081,984	$9,809,663
Adjusted Property EBITDA
Wholly owned domestic resorts	$1,689,966	$1,518,307	$1,442,686
MGM China	539,881	850,471	814,109
Reportable segment Adjusted Property EBITDA	2,229,847	2,368,778	2,256,795

Other operating income (expense)
Corporate, unconsolidated affiliates and other, net	9,073	(149,216)	(132,214)
Preopening and start-up expenses	(71,327)	(39,257)	(13,314)
Property transactions, net	(1,503,942)	(41,002)	(124,761)
Depreciation and amortization	(819,883)	(815,765)	(849,225)
Operating income (loss)	(156,232)	1,323,538	1,137,281
Non-operating income (expense)
Interest expense, net of amounts capitalized	(797,579)	(817,061)	(857,347)
Non-operating items from unconsolidated affiliates	(76,462)	(87,794)	(208,682)
Other, net	(15,970)	(7,797)	(9,062)
	(890,011)	(912,652)	(1,075,091)
Income (loss) before income taxes	(1,046,243)	410,886	62,190
Benefit (provision) for income taxes	6,594	(283,708)	(20,816)
Net income (loss)	(1,039,649)	127,178	41,374
Less: Net (income) loss attributable to noncontrolling interests	591,929	(277,051)	(213,108)
Net loss attributable to MGM Resorts International	$(447,720)	$(149,873)	$(171,734)

	December 31,
	2015	2014

Total assets:	(In thousands)
Wholly owned domestic resorts	$13,261,882	$13,234,233
MGM China	7,895,376	8,836,856
Reportable segment total assets	21,157,258	22,071,089
Corporate and other	4,099,837	4,545,448
Eliminated in consolidation	(41,917)	(22,623)
	$25,215,178	$26,593,914

	December 31,
	2015	2014

Property and equipment, net:	(In thousands)
Wholly owned domestic resorts	$11,853,802	$11,933,559
MGM China	1,896,815	1,323,432
Reportable segment property and equipment, net	13,750,617	13,256,991
Corporate and other	1,663,095	1,207,174
Eliminated in consolidation	(41,917)	(22,623)
	$15,371,795	$14,441,542

	Year Ended December 31,
	2015	2014	2013

Capital expenditures:	(In thousands)
Wholly owned domestic resorts	$383,367	$292,463	$216,147
MGM China	590,968	347,338	254,516
Reportable segment capital expenditures	974,335	639,801	470,663
Corporate and other	504,398	233,173	107,442
Eliminated in consolidation	(11,914)	(933)	(15,981)
	$1,466,819	$872,041	$562,124